INVENTORY	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
INVENTORY	INVENTORY

In thousands of USD	December 31, 2021	December 31, 2020
Raw materials, consumables and others	24,642	14,504
Inventory write-downs	(1,665)	—
Inventory	22,977	14,504

Movements in the inventory write-downs are as follows:

In thousands of USD	2021	2020	2019
Inventory write-downs - opening balance	—	—	—
Charges to the statement of profit or (loss)	1,665	—	—
Deductions / Releases	—	—	—
Inventory write-downs - closing balance	1,665	—	—